Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Property, plant and equipment, gross	$ 23,075,609	$ 22,765,625
Less: accumulated depreciation	(12,594,442)	(11,166,209)
Property, plant and equipment, net	10,481,167	11,599,416
Office Buildings [Member]
Property, plant and equipment, gross	4,893,349	4,833,162
Electronics Equipment, Furniture and Fixtures [Member]
Property, plant and equipment, gross	4,614,377	4,385,548
Motor Vehicles [Member]
Property, plant and equipment, gross	225,450	225,101
Purchased Software [Member]
Property, plant and equipment, gross	$ 13,342,432	$ 13,321,814